Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 3 – INTANGIBLE ASSETS

As of March 31, 2021, the Company’s intangible assets consisted of:

	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net

Skincare Assets and License Agreements	4 years	$1,944,689	$(257,512)	$1,687,177
Diverse Bio License Agreement	4 years	675,000	-	675,000
Total		$2,619,689	$(257,512)	$2,362,177

During the three months ended March 31, 2021 and 2020, the Company recognized amortization expense of $136,640 and $0, respectively.

Acquisition of Diverse Bio License Agreement

On March 5, 2021, the Company entered into an Exclusive License Agreement (the “DB Agreement”) with Diverse Biotech, Inc. (“Diverse”), pursuant to which the Company acquired an exclusive, perpetual license to develop five therapeutic candidates (collectively, the “Agents”) with the goal of alleviating the side effects that cancer patients experience. Under the terms of the DB Agreement, Diverse has granted the Company an exclusive license to its intellectual property rights covering the Agents and its products. In exchange, the Company has granted Diverse the right to information relating to the Agents developed for the express purpose of using such information to obtain patent rights, which right terminates upon the issuance or denial of the patent rights.

Under the DB Agreement, the Company will maintain sole responsibility and ownership of the development and commercialization of the Agents and its products. Diverse has agreed not to develop or commercialize any agent or product that would compete with the Agents, or its products containing the Agents, at any time during or after the term of the DB Agreement. If Diverse intends to license, sell, or transfer any other molecules linked with cannabinoids not granted to the Company under the terms of the DB Agreement, the Company will have the first right, but not the obligation, to negotiate an agreement with Diverse for such cannabinoids. The Company has also agreed to pay Diverse an up-front investment payment in the amount of $675,000, as well as a running royalty starting with the first commercial sale by the Company to a third party in an arms’-length transaction.

The term of the DB Agreement shall continue for as long as the Company intends to develop or commercialize the new drugs, unless earlier terminated by either Party. The Agreement may be terminated by either party upon ninety (90) days written notice of an uncured material breach or in the event of bankruptcy or insolvency. In addition, the Company has the right to terminate the DB Agreement at any time upon sixty (60) days’ prior written notice to Diverse.

NOTE 5 – INTANGIBLE ASSETS

On October 2, 2020, the Company purchased skincare assets for an aggregate of $1,944,689 in stock and cash, as follows:

Cash	$44,143
Common stock	1,900,546
Total	$1,944,689

The Company recorded the skincare assets as a definite lived intangible asset with a four year useful life.

As of December 31, 2020, the Company’s intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net

Skincare Assets and License Agreements	$1,944,689	$(126,968)	$1,817,721